Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition [Abstract]
Acquisition
3.	ACQUISITIONS

(1)	Acquisition of internet service business

On August 26, 2010, the Group made an investment of $772, representing 35% ownership, to form a new internet service company, Investee D, with an independent third party. The investment was accounted for as equity method investment since the Group has significant influence over the new company. On June 1, 2011, the Group acquired the remaining 65% equity interest from the third-party shareholders for a cash consideration of $618. The acquisition provided synergies with the existing business. At the acquisition date, the fair value of the 35% equity investment was valued at $1,056 by the management with the assistance of an independent valuation firm. The difference of $342 between the fair value of the 35% equity interest and its book value was recorded as loss from equity method investments. The $618 cash consideration was paid during 2011.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $618 was allocated as follows:

US$

Cash	$615
Other current assets	13
Property and equipment	28
Intangible assets
Domain name	408
Technology	293
Goodwill	338
Other current liabilities	(21)
Fair value of 35% equity interests owned by the Group	(1,056)
Total	$618

(2)	Acquisition of internet service business - continued

On June 24, 2011, the Group acquired an anti-virus business from the third-party shareholders for a cash consideration of $491, which was paid during 2011. The acquisition provided synergies with the existing business.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The total purchase price of $491 was allocated as follows:

US$

Intangible assets
Technology	$304
Non-compete agreement	67
Goodwill	120
Total	$491

The intangible assets valuations for the acquisitions described above were based on valuation analysis prepared by the management with the assistance of an independent third party valuation firm. The valuation analysis utilizes and considers generally accepted valuation methodologies such as the income, market and cost approaches. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The following pro forma information summarizes the effect of the two acquisitions described above, as if these acquisitions had occurred as of January 1, 2010. This pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma revenue	$57,838	$167,953
Pro forma net income	$8,400	$14,394
Pro forma earnings per ordinary share-basic	$0.05	$0.10
Pro forma earnings per ordinary share-diluted	$0.05	$0.08

Since the acquired businesses have been fully integrated into the Group's current business after the acquisitions, it is impracticable to disclose separately their standalone revenue and earnings after the acquisition.

(3)	Acquisition of software development business

During 2012, the Group acquired the 65% remaining equity interest in one of its equity method investees with cash consideration of $312. The acquisition provided synergies with the existing business. $185 cash consideration was paid during 2012 and the remaining will be paid in 2013. As of acquisition date, $443 cash was acquired from this acquisition.